Derivatives (Summary Of Loss Associated With Derivative Contracts Not Designated As Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	$ 16.4	$ (31.6)	$ 11.1
Effective Portion, Gain (Loss) Reclassified to Operations	(8.5)	5.7	3.1
Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	1.6	5.1	(2.0)
Ineffective Portion, Gain (Loss) to Operations	1.2
Other Non-Operating [Member] | Net Investment Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	6.2	(24.0)	0.6
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	4.0	(0.7)	(0.4)
Effective Portion, Gain (Loss) Reclassified to Operations		(1.3)	(1.9)
Interest Rate Swaps [Member] | Interest Expense [Member] | Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	1.1
Ineffective Portion, Gain (Loss) to Operations	1.2
Commodity Swaps [Member] | Cost of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	(4.5)	6.2	4.5
Effective Portion, Gain (Loss) Reclassified to Operations	0.7	0.7	(1.4)
Commodity Swaps [Member] | Cost of Goods Sold [Member] | Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	2.4	4.7	(2.3)
Foreign Exchange Contracts [Member] | Net Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	(0.1)	0.4	(0.4)
Effective Portion, Gain (Loss) Reclassified to Operations	0.1	(0.1)	(0.2)
Foreign Exchange Contracts [Member] | Cost of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	10.8	(13.5)	6.8
Effective Portion, Gain (Loss) Reclassified to Operations	(9.3)	6.4	6.6
Foreign Exchange Contracts [Member] | Cost of Goods Sold [Member] | Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	$ (1.9)	$ 0.4	$ 0.3